Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Operating Revenue [Line Items]
Gross operating revenues	R$ 31,974,106	R$ 29,647,019	R$ 30,385,041
(-) Pis/Pasep and Cofins	(2,577,655)	(2,477,418)	(2,516,317)
(-) ICMS (VAT)	(3,491,400)	(2,733,900)	(3,657,564)
(-) Service tax (ISSQN)	(3,644)	(4,087)	(6,351)
(-) Sectorial charges	(3,250,371)	(2,952,146)	(3,669,468)
Net Revenue	22,651,036	21,479,468	20,535,341
Electricity Sales To Final Customers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	11,383,852	10,384,872	11,392,957
(-) Pis/Pasep and Cofins	(923,534)
(-) ICMS (VAT)	(1,400,957)
(-) Service tax (ISSQN)	0
Net Revenue	8,454,990	7,946,168	7,510,037
Amount of unbilled revenue	80,296
Consumers Power Distribution [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	7,981,076	6,779,582	7,962,325
Free Consumers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	2,246,579	2,723,661	2,692,303
Donations And Grants [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,156,197	881,629	738,329
Electricity Sales To Distributors [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	3,674,579	4,235,612	4,534,515
(-) Pis/Pasep and Cofins	(476,396)
(-) ICMS (VAT)	(17,461)
(-) Service tax (ISSQN)	0
Net Revenue	3,120,628	3,602,788	3,814,409
Bilateral Contracts [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,960,568	2,112,486	2,923,509
Regulated Contracts [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	1,193,511	1,582,836	1,033,405
Electric Energy Trade Chamber CCEE [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	399,700	425,920	459,162
Effective Interest Grant Bonus [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	120,800	114,370	118,439
Use Of The Main Distribution And Transmission Grid [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	12,737,940	10,930,593	9,843,657
(-) Pis/Pasep and Cofins	(1,031,028)
(-) ICMS (VAT)	(2,072,970)
(-) Service tax (ISSQN)	0
Net Revenue	7,048,036	6,002,192	4,828,841
Consumers [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	11,831,389	10,058,379	8,936,568
Concessionaires And Generators One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	128,756	106,564	86,160
Operating And Maintenance Income O And M And Interest Income One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	777,795	765,650	820,929
Construction Income [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	2,550,809	2,333,787	2,164,134
(-) Pis/Pasep and Cofins	0
(-) ICMS (VAT)	0
(-) Service tax (ISSQN)	0
Net Revenue	2,550,809	2,333,787	2,164,134
Power Distribution Service Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	2,427,296	2,234,542	2,048,022
Power Transmission Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	123,513	99,245	116,112
Fair Value Of Assets From The Indemnity For The Concession [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	82,424	62,167	79,169
(-) Pis/Pasep and Cofins	0
(-) ICMS (VAT)	0
(-) Service tax (ISSQN)	0
Net Revenue	82,424	62,167	79,169
Sectorial Financial Assets And Liabilities Result 1 [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	923,724	1,070,196	1,847,863
Other Operating Revenue One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	620,778	629,792	522,746
Leasing And Rent [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	546,507	464,184	374,801
Fair Value In The Purchase And Sale Of Power [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	0	5,045	32,747
Income From Rendering Of Services [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	38,238	41,891	59,048
Other Income One [Member]
Net Operating Revenue [Line Items]
Gross operating revenues	R$ 36,033	R$ 118,672	R$ 56,150